Segmental reporting	3 Months Ended
Mar. 31, 2021
Disclosure of entity's operating segments [Abstract]
Segmental reporting	Segmental reporting

AngloGold Ashanti’s operating segments are being reported based on the financial information provided to the Chief Executive Officer and the Executive Committee, collectively identified as the Chief Operating Decision Maker (CODM). Individual members of the Executive Committee are responsible for geographic regions of the business.

Gold income

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	678	575	2,769
Australia	191	209	989
Americas	241	238	1,211
	1,110	1,022	4,969
Equity-accounted joint ventures included above	(154)	(140)	(647)
Continuing operations	956	882	4,322
Discontinued operations - South Africa	—	138	408
	956	1,020	4,730

By-product revenue

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	1	1	4
Australia	1	—	3
Americas	21	22	99
	23	23	106
Equity-accounted joint ventures included above	—	—	(1)
Continuing operations	23	23	105
Discontinued operations - South Africa	—	—	1
	23	23	106

Cost of sales

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	431	365	1,572
Australia	167	161	705
Americas	168	194	764
Corporate and other	(2)	(8)	(2)
	764	712	3,039
Equity-accounted joint ventures included above	(87)	(76)	(340)
Continuing operations	677	636	2,699
Discontinued operations - South Africa	—	101	287
	677	737	2,986

Gross profit (loss)

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	249	211	1,201
Australia	25	49	286
Americas	93	59	532
Corporate and other	2	1	(2)
	369	320	2,017
Equity-accounted joint ventures included above	(67)	(64)	(308)
Continuing operations	302	256	1,709
Discontinued operations - South Africa	—	9	83
	302	265	1,792

Amortisation

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	59	89	349
Australia	28	34	160
Americas	35	35	163
Corporate and other	1	1	2
	123	159	674
Equity-accounted joint ventures included above	(23)	(24)	(104)
	100	135	570

Capital expenditure

	Quarter	Quarter	Year
	ended	ended	ended
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Africa	107	92	397
Australia	50	33	143
Americas	53	61	217
Continuing operations	210	186	757
Discontinued operations - South Africa	—	13	35
	210	199	792
Equity-accounted joint ventures included above	(11)	(16)	(56)
	199	183	736

Total assets

	As at	As at	As at
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

South Africa	—	577	—
Africa	4,016	3,659	3,956
Australia	1,005	849	1,044
Americas	1,578	1,433	1,626
Corporate and other	797	1,632	1,046
	7,396	8,150	7,672